Investments in Affiliated Companies (Schedule of Investments in Affiliates, Schedule of Investments) (Details) In Thousands, unless otherwise specified	Dec. 31, 2014 USD ($)	Dec. 31, 2014 CNY	Dec. 31, 2013 CNY	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2014 AKG Investment Co., Ltd. ("AKGI fund") [Member] CNY	Dec. 31, 2013 AKG Investment Co., Ltd. ("AKGI fund") [Member] CNY	Dec. 31, 2012 AKG Investment Co., Ltd. ("AKGI fund") [Member] CNY	Dec. 31, 2014 WIP-KIF MCI Investment Fund("MCI Investment Fund") [Member] CNY	Dec. 31, 2013 WIP-KIF MCI Investment Fund("MCI Investment Fund") [Member] CNY	Dec. 31, 2012 WIP-KIF MCI Investment Fund("MCI Investment Fund") [Member] CNY	Dec. 31, 2011 WIP-KIF MCI Investment Fund("MCI Investment Fund") [Member] CNY	Dec. 31, 2014 Beijing Chenkang Technology Co., Ltd.("Beijing Chenkang") [Member]	Dec. 31, 2013 Beijing Chenkang Technology Co., Ltd.("Beijing Chenkang") [Member] CNY	Dec. 31, 2012 Beijing Chenkang Technology Co., Ltd.("Beijing Chenkang") [Member] CNY	Dec. 31, 2011 Beijing Chenkang Technology Co., Ltd.("Beijing Chenkang") [Member] CNY	Dec. 31, 2014 Shanghai Ningle Technology Co.,Ltd.("Shanghai Ningle") [Member] CNY	Dec. 31, 2013 Shanghai Ningle Technology Co.,Ltd.("Shanghai Ningle") [Member] CNY	Dec. 31, 2012 Shanghai Ningle Technology Co.,Ltd.("Shanghai Ningle") [Member] CNY	Dec. 31, 2014 Shanghai Shengduo Network Technology Co.,Ltd.("Shanghai Shengduo") [Member]	Dec. 31, 2013 Shanghai Shengduo Network Technology Co.,Ltd.("Shanghai Shengduo") [Member] CNY	Dec. 31, 2012 Shanghai Shengduo Network Technology Co.,Ltd.("Shanghai Shengduo") [Member] CNY	Dec. 31, 2014 Shanghai Maishi Information Technology Co., Ltd. ("Shanghai Maishi") [Member]	Dec. 31, 2013 Shanghai Maishi Information Technology Co., Ltd. ("Shanghai Maishi") [Member] CNY	Dec. 31, 2012 Shanghai Maishi Information Technology Co., Ltd. ("Shanghai Maishi") [Member] CNY	Dec. 31, 2011 Shanghai Maishi Information Technology Co., Ltd. ("Shanghai Maishi") [Member] CNY	Dec. 31, 2014 Guangzhou Aozi Software Technology Co.,Ltd("Guangzhou Aozi") [Member] CNY	Dec. 31, 2013 Guangzhou Aozi Software Technology Co.,Ltd("Guangzhou Aozi") [Member] CNY	Dec. 31, 2014 Shanghai Siyuan Digital Technology Co.,Ltd. ("Shanghai Siyuan") [Member]	Dec. 31, 2013 Shanghai Siyuan Digital Technology Co.,Ltd. ("Shanghai Siyuan") [Member] CNY	Dec. 31, 2012 Shanghai Siyuan Digital Technology Co.,Ltd. ("Shanghai Siyuan") [Member] CNY	Dec. 31, 2011 Shanghai Siyuan Digital Technology Co.,Ltd. ("Shanghai Siyuan") [Member] CNY	Dec. 31, 2014 Fuzhou Shudong Network Technology Co.,Ltd. ("Fuzhou Shudong") [Member] CNY	Dec. 31, 2013 Fuzhou Shudong Network Technology Co.,Ltd. ("Fuzhou Shudong") [Member] CNY	Dec. 31, 2012 Fuzhou Shudong Network Technology Co.,Ltd. ("Fuzhou Shudong") [Member] CNY	Dec. 31, 2014 Shanghai Shimai Information Technology Co., Ltd.("Shanghai Shimai") [Member]	Dec. 31, 2013 Shanghai Shimai Information Technology Co., Ltd.("Shanghai Shimai") [Member] CNY	Dec. 31, 2012 Shanghai Shimai Information Technology Co., Ltd.("Shanghai Shimai") [Member] CNY	Dec. 31, 2011 Shanghai Shimai Information Technology Co., Ltd.("Shanghai Shimai") [Member] CNY	Dec. 31, 2014 Anipark Co., Ltd. ("Anipark") [Member]	Dec. 31, 2013 Anipark Co., Ltd. ("Anipark") [Member] CNY	Dec. 31, 2012 Anipark Co., Ltd. ("Anipark") [Member] CNY	Dec. 31, 2011 Anipark Co., Ltd. ("Anipark") [Member] CNY	Dec. 31, 2014 Chengdu Yunyou Network Technology Co.,Ltd. ("Chengdu Yunyou") [Member] CNY	Dec. 31, 2013 Chengdu Yunyou Network Technology Co.,Ltd. ("Chengdu Yunyou") [Member] CNY	Dec. 31, 2012 Chengdu Yunyou Network Technology Co.,Ltd. ("Chengdu Yunyou") [Member] CNY	Dec. 31, 2014 Game Tales Co., Ltd("Games Tales") [Member]	Dec. 31, 2013 Game Tales Co., Ltd("Games Tales") [Member] CNY	Dec. 31, 2014 Chongqing Xiaoheiwu Technology Co., Ltd. ("Chongqing Xiaoheiwu") [Member] CNY	Dec. 31, 2013 Chongqing Xiaoheiwu Technology Co., Ltd. ("Chongqing Xiaoheiwu") [Member] CNY	Dec. 31, 2014 Alpaca games ("Alpaca games") [Member] CNY	Dec. 31, 2014 Others [Member] CNY	Dec. 31, 2013 Others [Member] CNY	Dec. 31, 2012 Others [Member] CNY	Dec. 31, 2011 Others [Member] CNY	Dec. 31, 2014 Others [Member] Maximum [Member]	Dec. 31, 2014 Others [Member] Minimum [Member]	Dec. 31, 2014 Shanda Online Entertainment Limited ("Shanda Online") [Member] CNY	Dec. 31, 2013 Shanda Online Entertainment Limited ("Shanda Online") [Member] CNY	Aug. 31, 2013 Shanda Online Entertainment Limited ("Shanda Online") [Member]	Dec. 31, 2012 Shanda Online Entertainment Limited ("Shanda Online") [Member] CNY	Dec. 31, 2014 Giant Dream Co., Ltd.("Giant") [Member] CNY	Dec. 31, 2013 Giant Dream Co., Ltd.("Giant") [Member] CNY	Dec. 31, 2012 Giant Dream Co., Ltd.("Giant") [Member] CNY	Dec. 31, 2013 Zhejiang Shengwang Huashi Technology Co.,Ltd("Zhejiang Shengwang") [Member] CNY	Dec. 31, 2012 Zhejiang Shengwang Huashi Technology Co.,Ltd("Zhejiang Shengwang") [Member] CNY	Dec. 31, 2011 Zhejiang Shengwang Huashi Technology Co.,Ltd("Zhejiang Shengwang") [Member] CNY	Dec. 31, 2014 Lion Games Co., Ltd ("Lion Games") [Member] CNY	Dec. 31, 2014 Shanghai Miaoyou Network Technology Co.,Ltd ("Shanghai Miaoyou") [Member] CNY	Dec. 31, 2013 Shanghai Miaoyou Network Technology Co.,Ltd ("Shanghai Miaoyou") [Member] CNY	Dec. 31, 2014 Mage of the East ("Mage of the East") [Member] CNY	Dec. 31, 2014 Hangzhou Zhongwan Technology Co., Ltd ("Hangzhou Zhongwan") [Member] CNY	Dec. 31, 2014 Shanghai Oukabi Information Technology Co.,Ltd ("Shanghai Oukabi") [Member] CNY
Investments in and Advances to Affiliates [Line Items]
Investments in affiliated companies	$ 31,405	194,857	201,663	184,052	37,882	21,507	16,611	5,783	13,776	15,003	5,912	4,186		8,235	8,722	9,820	5,959	7,437	8,759		6,663	8,842		4,069	4,237	4,578	2,471	2,764		1,673	1,916	1,941	1,416	1,435	1,675		1,126	1,181	2,050		606	1,550	3,077	972	975	1,277		272	48	188	5,402	371	383	312	8			124,513	124,513		124,513	8,487	8,610	8,773	600	600	600	8,623	500	500	447	290	75
Percentage ownership						17.00%			24.00%				25.00%				40.00%			40.00%			20.00%				33.00%		20.00%				30.00%			25.00%				11.00%				30.00%			25.00%		23.00%		18.00%					40.00%	20.00%	6.00%		6.24%		8.00%						6.00%	8.00%		13.00%	15.00%	8.00%